Label	Element	Value
VALUE LINE CAPITAL APPRECIATION FUND INC | Value Line Capital Appreciation Fund, Inc.
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Value Line Capital Appreciation Fund, Inc.
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
1.	The “Principal investment strategies of the Fund” section in the Prospectus of Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. is revised to add the following sentence:

The Fund may also gain some of its exposure to debt securities through investment in exchange-traded funds (“ETFs”) and other investment companies investing in debt instruments.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT dated September 18, 2025

to the PROSPECTUS

and STATEMENT OF ADDITIONAL INFORMATION

dated May 1, 2025
of

Value Line Core Bond Fund
Value Line Asset Allocation Fund, Inc.
Value Line Capital Appreciation Fund, Inc.
Value Line Select Growth Fund, Inc.
Value Line Small Cap Opportunities Fund, Inc.
Value Line Larger Companies Focused Fund, Inc.
Value Line Mid Cap Focused Fund, Inc.
(each, a “Fund”)

The Prospectus and Statement of Additional Information dated May 1, 2025 are hereby revised as follows with immediate effect:

VALUE LINE CAPITAL APPRECIATION FUND INC | Value Line Capital Appreciation Fund, Inc. | Investment Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

■      Investment Company Risk. If the Fund invests in shares of another investment company, including an ETF, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs.